Discontinued Operations (Details) $ in Thousands		3 Months Ended	9 Months Ended
	Mar. 01, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)
Discontinued operations
Multiple of earnings to determine the amount of consideration received or receivable for the disposal of assets and liabilities	3
Assets:
Total Assets					$ 11,325
Liabilities:
Total Liabilities					6,886
Other income (expense)
Gain on sale			$ 267
Loss before income tax benefit		$ (857)	(576)	$ (2,683)
Income tax benefit		1,243	225	3,740
Income (loss) from discontinued operations		386	(351)	1,057
Silverthread | Discontinued operations sold or held-for-sale
Discontinued operations
Percentage of reduction of contingent goodwill payments (as a percent)	50.00%
Other income (expense)
Commission income			2,984
Property management income			263
Other			16
Total other income			3,263
Employee compensation and benefits			(1,071)
Professional fees			(138)
Commission expense			(1,844)
Technology expense			(171)
Rent expense			(268)
Tax expense			(3)
Recruiting, training, and travel expenses			(46)
Marketing expense			(29)
Other			(536)
Total other operating expenses			(2,897)
Gain on sale			267
Loss before income tax benefit			(576)
Income tax benefit			225
Income (loss) from discontinued operations			(351)
Silverthread | Discontinued operations sold or held-for-sale | Minimum
Discontinued operations
Guaranteed minimum payment amount	$ 6,000
Net estimated receivable	$ 6,000
Silverthread | Discontinued operations sold | Receivable from Third Parties
Discontinued operations
Guaranteed minimum payment amount			7,200
Net estimated receivable			$ 7,200
Silverthread | Discontinued operations held-for-sale
Assets:
Cash and cash equivalents					1,073
Sales commission receivable					3,261
Fixed assets					1,060
Prepaid insurance expense					37
Security deposit					99
Other					207
Goodwill					5,588
Total Assets					11,325
Liabilities:
Accrued salaries, wages and commissions					2,783
Contingent liabilities related to business combinations					3,424
Other					679
Total Liabilities					$ 6,886
Other income (expense)
Commission income		3,991		11,396
Property management income		408		1,443
Other		50		140
Total other income		4,449		12,979
Employee compensation and benefits		(1,285)		(3,702)
Professional fees		(179)		(411)
Allocated employee compensation from related party		(12)		(44)
Management fees - related party		(37)		(96)
Incentive fees - related party		(14)		(28)
Commission expense		(2,454)		(7,207)
Technology expense		(221)		(646)
Rent expense		(341)		(1,025)
Tax expense		(5)		(22)
Marketing expense		(31)		(31)
Other		(727)		(2,450)
Total other operating expenses		(3,779)		(11,381)
Loss before income tax benefit		(857)		(2,683)
Income tax benefit		1,243		3,740
Income (loss) from discontinued operations		$ 386		$ 1,057